Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidated Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 24,461	$ 27,179	$ 37,098
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	145,121	134,053	113,017
Loss on extinguishment of debt	30,152	5,218	2,130
Gain on disposition of assets	(1,054)	(3,994)	(1,974)
Deferred income tax expense	1,509	12,699	15,837
Provision for reduction in carrying value of certain assets	0	2,544	0
Expenses not requiring cash	19,331	17,764	22,600
Equity in net earnings of subsidiaries	0	0	0
Change in accounts receivable	(12,238)	(33,512)	15,241
Change in other assets	(24,389)	(10,622)	(5,491)
Change in accrued income taxes	(7,657)	10,454	(6,102)
Change in liabilities		(286)	(2,657)
Accounts payable and accrued liabilities	27,231	(286)	(2,657)
Net cash provided by operating activities	202,467	161,497	189,699
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(179,513)	(155,645)	(191,543)
Proceeds from the sale of assets	5,938	8,218	3,937
Acquisition of ITS, net of cash acquired	0	(117,991)
Intercompany dividend payment			0
Net cash used in investing activities	(173,575)	(265,418)	(187,606)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	400,000	350,000	130,000
Proceeds from draw on revolver credit facility	0	0	7,000
Repayments of long-term debt	(425,000)	(125,000)	0
Repayments of senior notes	0	0	(125,000)
Paydown on term note	(10,000)	(50,000)	(18,000)
Payment of debt issuance costs	(7,630)	(11,172)	(4,859)
Payment of debt extinguishment costs	(26,214)	0	(555)
Excess tax benefit from stock-based compensation	(281)	896	(662)
Intercompany advances, net	0	0	0
Net cash provided by (used in) financing activities	(69,125)	164,724	(12,076)
Net change in cash and cash equivalents	(40,233)	60,803	(9,983)
Cash and cash equivalents at beginning of year	148,689	87,886	97,869
Cash and cash equivalents at end of year	108,456	148,689	87,886
Proceeds from Issuance of Debt			130,000
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	23,451	27,015	37,313
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	0	0	0
Loss on extinguishment of debt	30,152	5,218	2,130
Gain on disposition of assets	79	0	0
Deferred income tax expense	(13,932)	(3,137)	2,257
Provision for reduction in carrying value of certain assets		0
Expenses not requiring cash	11,978	13,173	16,558
Equity in net earnings of subsidiaries	(67,399)	(55,430)	(43,884)
Change in accounts receivable	32	(7)	(445)
Change in other assets	35,438	74,411	1,649
Change in accrued income taxes	(12,474)	6,617	(4,055)
Change in liabilities	2,336	6,934	3,914
Net cash provided by operating activities	9,661	74,794	15,437
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	0	0	0
Proceeds from the sale of assets	0	0	0
Acquisition of ITS, net of cash acquired		0
Intercompany dividend payment			(8,387)
Net cash used in investing activities	0	0	(8,387)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	400,000	350,000
Proceeds from draw on revolver credit facility			7,000
Repayments of long-term debt	(425,000)	(125,000)
Repayments of senior notes			(125,000)
Paydown on term note	(10,000)	(50,000)	(18,000)
Payment of debt issuance costs	(7,630)	(11,172)	(4,859)
Payment of debt extinguishment costs	(26,214)		(555)
Excess tax benefit from stock-based compensation	(281)	896	(662)
Intercompany advances, net	7,495	(193,072)	(8,393)
Net cash provided by (used in) financing activities	(61,630)	(28,348)	(20,469)
Net change in cash and cash equivalents	(51,969)	46,446	(13,419)
Cash and cash equivalents at beginning of year	88,697	42,251	55,670
Cash and cash equivalents at end of year	36,728	88,697	42,251
Proceeds from Issuance of Debt			130,000
Guarantor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	69,912	36,214	54,961
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	87,248	77,416	65,354
Loss on extinguishment of debt	0	0	0
Gain on disposition of assets	(1,156)	(1,759)	(775)
Deferred income tax expense	16,949	19,454	15,429
Provision for reduction in carrying value of certain assets		0
Expenses not requiring cash	(710)	12	33,644
Equity in net earnings of subsidiaries	0	0	0
Change in accounts receivable	11,937	(12,888)	(1,788)
Change in other assets	(56,673)	(85,520)	2,060
Change in accrued income taxes	11,107	(1,052)	220
Change in liabilities	(20,492)	(877)	(4,158)
Net cash provided by operating activities	118,122	31,000	164,947
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(125,260)	(94,269)	(176,333)
Proceeds from the sale of assets	2,594	3,725	2,062
Acquisition of ITS, net of cash acquired		(6,903)
Intercompany dividend payment			(4,357)
Net cash used in investing activities	(122,666)	(97,447)	(178,628)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0	0
Proceeds from draw on revolver credit facility			0
Repayments of long-term debt	0	0	0
Paydown on term note	0	0	0
Payment of debt issuance costs	0	0	0
Payment of debt extinguishment costs	0		0
Excess tax benefit from stock-based compensation	0	0	0
Intercompany advances, net	9,780	63,734	20,492
Net cash provided by (used in) financing activities	9,780	63,734	20,492
Net change in cash and cash equivalents	5,236	(2,713)	6,811
Cash and cash equivalents at beginning of year	8,310	11,023	4,212
Cash and cash equivalents at end of year	13,546	8,310	11,023
Proceeds from Issuance of Debt			0
Non-Guarantor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(1,503)	19,380	32,816
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	57,873	56,637	47,663
Loss on extinguishment of debt	0	0	0
Gain on disposition of assets	23	(2,235)	(1,199)
Deferred income tax expense	(1,508)	(3,618)	(1,849)
Provision for reduction in carrying value of certain assets		2,544
Expenses not requiring cash	8,063	4,579	(27,602)
Equity in net earnings of subsidiaries	0	0	0
Change in accounts receivable	(24,207)	(20,617)	17,474
Change in other assets	(3,154)	487	(9,200)
Change in accrued income taxes	(6,290)	4,889	(2,267)
Change in liabilities	45,387	(6,343)	(2,413)
Net cash provided by operating activities	74,684	55,703	53,423
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(54,253)	(61,376)	(15,210)
Proceeds from the sale of assets	3,344	4,493	1,875
Acquisition of ITS, net of cash acquired		(111,088)
Intercompany dividend payment			(31,364)
Net cash used in investing activities	(50,909)	(167,971)	(44,699)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0	0
Proceeds from draw on revolver credit facility			0
Repayments of long-term debt	0	0	0
Paydown on term note	0	0	0
Payment of debt issuance costs	0	0	0
Payment of debt extinguishment costs	0		0
Excess tax benefit from stock-based compensation	0	0	0
Intercompany advances, net	(17,275)	129,338	(12,099)
Net cash provided by (used in) financing activities	(17,275)	129,338	(12,099)
Net change in cash and cash equivalents	6,500	17,070	(3,375)
Cash and cash equivalents at beginning of year	51,682	34,612	37,987
Cash and cash equivalents at end of year	58,182	51,682	34,612
Proceeds from Issuance of Debt			0
Eliminations [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(67,399)	(55,430)	(87,992)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	0	0	0
Loss on extinguishment of debt	0	0	0
Gain on disposition of assets	0	0	0
Deferred income tax expense	0	0	0
Provision for reduction in carrying value of certain assets		0
Expenses not requiring cash	0	0	0
Equity in net earnings of subsidiaries	67,399	55,430	43,884
Change in accounts receivable	0	0	0
Change in other assets	0	0	0
Change in accrued income taxes	0	0	0
Change in liabilities	0	0	0
Net cash provided by operating activities	0	0	(44,108)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	0	0	0
Proceeds from the sale of assets	0	0	0
Acquisition of ITS, net of cash acquired		0
Intercompany dividend payment			44,108
Net cash used in investing activities	0	0	44,108
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0	0
Proceeds from draw on revolver credit facility			0
Repayments of long-term debt	0	0	0
Paydown on term note	0	0	0
Payment of debt issuance costs	0	0	0
Payment of debt extinguishment costs	0		0
Excess tax benefit from stock-based compensation	0	0	0
Intercompany advances, net	0	0	0
Net cash provided by (used in) financing activities	0	0	0
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Proceeds from Issuance of Debt			$ 0